Provision for Income Taxes - Reconciliation Between Statutory Tax Rate and Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. federal provision at statutory rate	21.00%	21.00%
Tax credits	2.40%	2.10%
Expired attributes	(6.80%)	0.00%
Non-Deductible Executive Compensation	(0.50%)	(1.00%)
Stock-based compensation	(1.50%)	(1.30%)
Debt restructuring	(7.30%)	0.00%
Fair value adjustment	2.80%	(1.00%)
Change in valuation allowance	(9.90%)	(16.80%)
Goodwill impairment	0.00%	(3.00%)
Other	(0.20%)	0.00%
Effective tax rate	0.00%	0.00%